Related Party Transactions - Summary Of Transactions With Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Jingzhou Xingda [Member] | Labor Consulting Service [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0	¥ 0	¥ 7,844